LEASE - Lease expenses recognized in statement of operations and supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
LEASE
Operating lease expenses - third party	$ 43,691	$ 41,908
Short-term lease		1,629
Cash paid for operating leases	$ 43,691	41,744
Right-of-use assets obtained in exchange for operating new lease liabilities		$ 94,687